Acquisition	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Acquisitions
Acquisition

Note 3. Acquisition

Bluemile Assets Acquisition

        On September 27, 2013, the Company entered into and closed an asset purchase agreement to acquire certain assets from Bluemile, Inc. ("Bluemile"), an Ohio Corporation, for initial cash consideration of approximately $15.0 million, subject to closing and post-closing adjustments, plus up to $5.0 million in consideration contingent upon achieving certain financial metrics during the twelve month period ended December 31, 2014 (the "Bluemile Assets" acquisition). Bluemile owned and operated a national optical and IP network, a data center and an enterprise cloud infrastructure. The datacenter, optical and IP network and cloud services will enable the Company to enhance its products and services to existing customers and potential customers in all of its regions. The Bluemile Assets acquisition has been accounted for using the acquisition method of accounting. The effects of the Bluemile Assets acquisition are included in the Company's condensed consolidated financial statements beginning September 27, 2013.

        Including closing adjustments, the Company paid cash consideration of $15.4 million at closing, before direct acquisition costs of $0.2 million. Additionally, pursuant to Accounting Standards Codification 805 "Business Combinations", the Company has recorded an estimate of the fair value of the contingent consideration liability based upon a discounted analysis of future financial estimates and weighted probability assumptions of outcomes. This analysis resulted in an initial contingent consideration liability of approximately $4.6 million, which will be adjusted periodically as a component of operating expenses based on changes in the fair value of the liability resulting from changes in the assumptions pertaining to the achievement of the defined financial milestone. The preliminary purchase price consideration is as follows (in millions):

Cash	$15.4
Contingent consideration	4.6

Total purchase price	$20.0

        The opening balance sheet presented below reflects the Company's preliminary purchase price allocation and is subject to adjustment. The goodwill recognized in connection with the Bluemile Assets acquisition is primarily due to the enhanced products and services that are immediately available for the Company in all of its regions. The Company is still in process of finalizing the valuation of certain intangible assets and deferred income taxes (in millions):

Working capital acquired	$0.5
Plant, property and equipment	10.8
Goodwill	4.5
Intangible assets subject to amortization	5.0
Unearned service revenue	(0.8)

Fair value of assets acquired, net of liabilities assumed	$20.0

3. Acquisitions

Bluemile Assets Acquisition

        On September 27, 2013, the Company entered into and closed an asset purchase agreement to acquire certain assets from Bluemile, Inc. ("Bluemile"), an Ohio Corporation, for initial cash consideration of approximately $15.0 million, subject to closing and post-closing adjustments, plus up to $5.0 million in consideration contingent upon achieving certain financial metrics during the twelve month period ended December 31, 2014 (the "Bluemile Assets" acquisition). Bluemile owned and operated a national optical and IP network, a data center and an enterprise cloud infrastructure. The data center, optical and IP network and cloud services will enable the Company to enhance its products and services to existing customers and potential customers in all of its regions. The Bluemile Assets acquisition has been accounted for using the acquisition method of accounting. The effects of the Bluemile Assets acquisition are included in the Company's consolidated financial statements beginning September 27, 2013.

        Including closing adjustments, the Company paid cash consideration of $15.4 million, before direct acquisition costs of $0.2 million. Additionally, pursuant to Accounting Standards Codification 805 "Business Combinations", the Company has recorded an estimate of the fair value of the contingent consideration liability based upon a discounted analysis of future financial estimates and weighted probability assumptions of outcomes. This analysis resulted in an initial contingent consideration liability of approximately $4.6 million, which will be adjusted periodically as a component of operating expenses based on changes in the fair value of the liability resulting from changes in the assumptions pertaining to the achievement of the defined financial milestone. The preliminary purchase price consideration is as follows (in millions):

Cash	$15.4
Contingent consideration	4.6

Total purchase price	$20.0

        The opening balance sheet presented below reflects the Company's preliminary purchase price allocation and is subject to adjustment. The goodwill recognized in connection with the Bluemile Assets acquisition is primarily due to the enhanced products and services that are immediately available for the Company in all of its regions. The Company is still in process of finalizing the valuation of certain intangible assets and deferred income taxes (in millions):

Working capital acquired	$0.5
Plant, property and equipment	10.8
Goodwill	4.5
Intangible assets subject to amortization	5.0
Unearned service revenue	(0.8)

Fair value of assets acquired, net of liabilities assumed	$20.0

Merger with Knology, Inc.

        On April 18, 2012, the Company reached an agreement to acquire Knology, pursuant to an Agreement and Plan of Merger (the "Merger Agreement"). Knology provided residential and commercial customers video, high-speed data, and telephony services in the Southeastern and Midwestern United States. The Merger Agreement was approved by Knology shareholders during a special shareholders meeting held on June 26, 2012. On July 17, 2012, the Company completed the merger in order to expand its market presence in the Midwestern and Southeastern U.S. and further generate operating synergies. The effects of the Knology Merger are included in the Company's consolidated financial statements beginning July 17, 2012.

        The Company paid cash consideration of $749.9 million, net of cash acquired of $57.3 million before direct acquisition costs, to acquire all of the outstanding shares of Knology for $19.75 per share as follows (in millions):

Cash paid to Knology shareholders	$807.2
Knology cash acquired	(57.3)

$749.9

        The Company also repaid the existing Knology debt of $732.5 million, including accrued interest and an outstanding swap, but excluding capital lease obligations, upon completion of the Knology Merger on July 17, 2012.

        The merger consideration and debt refinancing was funded through (i) $1,968.0 million borrowed under new Senior Secured Credit Facilities, (ii) issuance of the $725.0 million Senior Notes, (iii) issuance of the $295.0 million Senior Subordinated Notes, (iv) issuance of $200.0 million new equity, primarily to Avista Capital Partners (the majority voting unit holder of the Parent) and (v) existing cash and cash equivalent balances (notes 10 and 16).

        The Knology Merger has been accounted for using the acquisition method of accounting. Total merger-related transaction costs, including advisory, legal, regulatory, and valuation costs of $8.2 million have been recorded in selling, general and administrative expenses in the consolidated statements of operations.

        The summary of the preliminary purchase price and fair value of assets acquired and liabilities assumed for the Knology Merger at the July 17, 2012 acquisition date is presented is as follows. The opening balance sheet presented below reflects our final purchase price allocation (in millions):

Cash and cash equivalents	$57.3
Working capital acquired	(14.8)
Investments	17.9
Plant, property and equipment	443.8
Goodwill(1) (see note 2)	457.8
Intangible assets subject to amortization(2)	129.8
Franchise operating rights(3)	770.6
Other assets	1.1
Long-term debt, accrued interest and outstanding swap	(732.4)
Deferred tax liability (see note 2)	(299.5)
Unearned service revenue	(18.3)
Capital lease obligations	(6.1)

Fair value of assets acquired, net of liabilities assumed	807.2
Cash and cash equivalents acquired	(57.3)

Fair value of consideration transferred	$749.9

(1)
The goodwill recognized in connection with the Knology Merger is primarily attributable to (i) the ability to take advantage of the existing broadband cable systems of Knology and to gain immediate access to potential customers in the Southeastern markets of the United States and (ii) substantial synergies that are expected to be achieved through the integration of Knology with the Company's existing operations. The goodwill is not deductible for tax purposes by the Company.

(2)
The amounts reflected as intangible assets subject to amortization are amortized over their estimated useful lives as follows:

	Amortization Method	Estimated Useful Life in Years
Subscriber relationships	Straight line	4.0
Corporate trademark	Straight line	2.6
Advertising contracts	Straight line	0.3
Corporate software	Straight line	3.0
Weighted average useful life		3.4
(3)
Franchise operating rights represent assets with an indefinite life. The Company performs an annual assessment of impairment.

Mid-Michigan Assets Acquisition

        On August 16, 2011, the Company reached an agreement to acquire certain Michigan assets of Broadstripe, LLC ("Broadstripe"), a broadband communications provider in Michigan, Oregon, Washington and Maryland, for a cash purchase price of $55.0 million (the "Mid-Michigan Assets" acquisition). Broadstripe had been in bankruptcy protection since January 2009, when it filed a voluntary petition for relief under Chapter 11 of the United States bankruptcy code.

        A good faith deposit of $5.8 million was made by the Company into an escrow account on August 19, 2011. The closing of the transaction occurred on January 13, 2012. The purchase price was financed with available cash, $20.0 million borrowed under an existing revolving credit facility and $40.0 million of proceeds from a new credit facility (note 10). The Company acquired the Mid-Michigan Assets serving approximately 32,000 customers, passing approximately 85,000 homes, in order to expand market presence and to generate operating synergies. The effects of the Mid-Michigan Assets acquisition are included in the Company's consolidated financial statements beginning January 13, 2012.

        The summary of the purchase price and fair value of assets acquired and liabilities assumed for the Mid-Michigan Assets acquisition at the January 13, 2012 acquisition date is presented in the following table. The opening balance sheet presented below reflects our final purchase price allocation (in millions):

Cash and cash equivalents	$10.3
Working capital acquired	2.0
Plant, property and equipment	15.0
Franchise operating rights(1)	16.9
Goodwill(2)	21.3
Intangible assets subject to amortization(3)	1.9
Unearned service revenue	(2.1)

Fair value of assets acquired, net of liabilities assumed	65.3
Less cash and cash equivalents	(10.3)

Fair value of consideration transferred	$55.0

(1)
Franchise operating rights represent assets with an indefinite life. The Company performs an annual assessment of impairment.

(2)
The goodwill recognized in connection with the Mid-Michigan Assets acquisition is primarily attributable to the ability to gain immediate access to potential customers in the Lansing, Michigan area. The goodwill is not deductible for tax purposes by the Company.

(3)
The amounts reflected as intangible assets subject to amortization relate to the Company's assessment of franchise related customer relationships, which are amortized on a straight-line basis over their estimated useful lives of four years.

Pro Forma Information

        The following unaudited pro forma financial information presents the combined results of operations of WOW, Knology and Mid-Michigan Assets as if the Knology Merger and related July 17, 2012 financing and Mid-Michigan Asset acquisition had occurred as of January 1, 2011. The pro forma financial information is presented for informational purposes and is not indicative of the results of operations that would have been achieved if the acquisitions had occurred on such date. The unaudited pro forma results for all periods presented include amortization charges for acquired intangible assets. The unaudited pro forma results are as follows (in millions):

	Year ended December 31,
	2012	2011
Revenue	$1,199.0	$1,132.5
Net loss	$(155.6)	$(138.8)

        The consolidated statement of operations for the year ended December 31, 2012 include aggregate revenue and net income of $274.3 million and $20.4 million, respectively, attributable to the Mid-Michigan Assets and Knology.